Net Foreign Exchange Gain (Loss)	12 Months Ended
Dec. 31, 2018
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Net Foreign Exchange Gain (Loss)

Note 26 – Net Foreign Exchange Gain (Loss)

This item includes the income earned from foreign currency trading, differences arising from converting monetary items in a foreign currency to the functional currency, and those generated by non-monetary assets in foreign currency at the time of their disposal. Net foreign exchange gains (losses) details are as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	(64,278)	131,196	(30,191)
Other foreign currency exchange gains (losses)	5,421	1,537	1,202

Subtotals	(58,857)	132,733	(28,989)

Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	93	(82)	14
Adjustment for investment instruments	105	(824)	(121)
Adjustments to deposits and saving account	(322)	—	10
Adjustment for other assets and liabilities	—	1,385	—
Net gain (loss) from hedge accounting	41,016	(87,047)	(19,762)

Subtotals	40,892	(86,568)	(19,859)

Totals	(17,965)	46,165	(48,848)